SEGMENT AND GEOGRAPHICAL INFORMATION (Summary of Operating Results by Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues	$ 324,934	$ 248,419	$ 333,307
Depreciation and amortization	2,061	2,090	1,688
Net income (loss)	41,288	5,402	(7,253)
Goodwill	690	746	681
Total assets	195,880	140,388	123,447
Corporate [Member]
Segment Reporting Information [Line Items]
Revenues	0	0	0
Depreciation and amortization	75	72	46
Net income (loss)	(1,666)	(3,853)	(11,740)
Goodwill	0	0	0
Total assets	10,349	12,488	23,381
Airport Security and Other Aviation Services [Member]
Segment Reporting Information [Line Items]
Revenues	253,687	222,654	309,548
Depreciation and amortization	1,106	1,302	1,328
Net income (loss)	21,558	6,056	(2,406)
Goodwill	690	746	681
Total assets	112,425	86,550	64,647
Authentication Technology Member
Segment Reporting Information [Line Items]
Revenues	71,247	25,765	23,759
Depreciation and amortization	880	716	314
Net income (loss)	21,396	3,199	6,893
Goodwill	0	0	0
Total assets	$ 73,106	$ 41,350	$ 35,419